Business Combination (Details) - Schedule of Fair Value of Total Consideration Effectively Transferred - Peraso Tech [Member] $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares
Business Acquisition [Line Items]
Percent related to precombination service	80.76%
Consideration effectively transferred	$ 37,644
Common Stock [Member]
Business Acquisition [Line Items]
Company share price (in Dollars per share) | $ / shares	$ 168.4	[1]
Company common shares outstanding (in Shares) | shares	218	[2]
Fair value of the Company’s common shares outstanding	$ 36,711
Fair value of the Company’s warrants [Member]
Business Acquisition [Line Items]
Fair value of the Company’s warrants	301	[3]
Fair value of the Company’s warrants	782	[3]
Precombination Service Share Based Awards [Member]
Business Acquisition [Line Items]
Fair value of the Company’s precombination service share based awards	$ 632	[3]

[1]	Represents the Company’s share price as of December 16, 2021
[2]	Represents the Company’s outstanding shares as of December 16, 2021
[3]	Represents the fair value of the Company’s warrants outstanding and calculated as of December 16, 2021